Long Term Investments - Weichai Westport Narrative (Details) - Weichai Westport, Inc. ¥ in Thousands, $ in Thousands			1 Months Ended
	Dec. 31, 2018	Mar. 31, 2016	Aug. 31, 2016 CNY (¥)	Aug. 31, 2016 USD ($)	Apr. 30, 2016
Schedule of Equity Method Investments [Line Items]
Percentage of ownership after transaction			11.67%	11.67%
Proceeds from sale investments			¥ 48,185	$ 7,372
Cartesian Capital Group
Schedule of Equity Method Investments [Line Items]
Percentage of ownership after transaction					18.78%
Weichi Holding Group Co LTD
Schedule of Equity Method Investments [Line Items]
Percentage of ownership after transaction			6.42%	6.42%
Guanya Private Equity Partnership
Schedule of Equity Method Investments [Line Items]
Percentage of ownership after transaction			5.25%	5.25%
Subsidiaries | Westport HK
Schedule of Equity Method Investments [Line Items]
Percentage of ownership before transaction		35.00%
Percentage of ownership after transaction	23.33%
Parent Company | Westport HK
Schedule of Equity Method Investments [Line Items]
Percentage of ownership after transaction	4.55%